Share of results of associates (Detail) - Associates - GBP (£) £ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Disclosure of associates [line items]
Share of exceptional (losses)/gains	£ 76.1	£ (11.7)
Acquired intangibles [member]
Disclosure of associates [line items]
Share of exceptional (losses)/gains	£ (76.1)		£ (11.7)